Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Basic earnings per share [abstract]
Summary of earnings per ordinary share

Earnings per ordinary share
				Weighted average number
				of ordinary shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Basic earnings	8,324	5,334	4,140	2,989.7	3,228.7	3,562.9	2.78	1.65	1.16
Basic earnings from continuing operations	8,324	5,334	4,140				2.78	1.65	1.16

Effect of dilutive instruments:
Share plans				0.0	0.0	2.4
				0.0	0.0	2.4

Diluted earnings	8,324	5,334	4,140	2,989.7	3,228.7	3,565.3	2.78	1.65	1.16
Diluted earnings from continuing operations	8,324	5,334	4,140				2.78	1.65	1.16